Statements of Operations (USD $)	9 Months Ended		12 Months Ended		74 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Operating expenses:
Research and development	$ 5,619,289	$ 481,736	$ 543,632	$ 541,951	$ 12,287,114
General and administrative	2,768,260	455,970	546,119	339,255	1,705,580
Total operating expenses	8,387,549	937,706	1,089,751	881,206	13,992,694
Other income (expense):
Interest income	7,127	41	42	35	4,317
Grant income				85,000	329,479
Interest expense	(4,272,919)	(636,339)	(868,109)	(740,365)	(2,506,614)
Other income (expense), net	(4,265,792)	(636,298)	(868,067)	(655,330)	(2,172,818)
Net loss	(12,653,341)	(1,574,004)	(1,957,818)	(1,536,536)	(16,165,512)
Accretion of redeemable convertible preferred stock and deemed dividend	(1,270,057)	(327,091)	(440,204)	(412,623)
Net loss applicable to common shareholders	(13,923,398)	(1,901,095)	(2,398,022)	(1,949,159)
Basic and diluted net loss per common share	$ (2.42)	$ (12.22)	$ (15.41)	$ (12.53)
Weighted average basic and diluted common shares outstanding	5,743,527	155,600	155,600	155,600
Pro Forma [Member]
Other income (expense):
Net loss	$ (8,380,422)		$ (1,089,709)
Basic and diluted net loss per common share	$ (1.27)		$ (0.35)
Weighted average basic and diluted common shares outstanding	6,576,461		3,116,465